Revenue from Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	$ 342	$ 268	$ 163
Margin fee	10.00%
CSIRO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	$ 246	253	163
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	96	15	0
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	342	199	23
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	0	69	140
Consulting fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	336	170	140
Margin fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	$ 6	$ 98	$ 23